Taxation	6 Months Ended
Jun. 30, 2023
Disclosure of income tax [Abstract]
Taxation	Taxation
Income tax uncertainties
AngloGold Ashanti operates in numerous countries around the world and accordingly is subject to, and pays annual income taxes under, the various income tax regimes in the countries in which it operates. Some of these tax regimes are defined by contractual agreements with local government, and others are defined by the general corporate income tax laws of the country. The group has historically filed, and continues to file, all required income tax returns and to pay the taxes reasonably determined to be due. In some jurisdictions, tax authorities are yet to complete their assessments for previous years. The tax rules and regulations in many countries are highly complex and subject to interpretation. From time to time, the group is subject to a review of its historic income tax filings and in connection with such reviews, disputes can arise with the tax authorities over the interpretation or application of certain rules in respect of the group’s business conducted within the country involved. Significant judgement is required in determining the worldwide provisions for income taxes due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business.

Irrespective of whether potential economic outflows of matters have been assessed as probable or possible, individually significant matters are included below, to the extent that disclosure does not prejudice the group.

Argentina - Cerro Vanguardia SA
The Argentina Tax Authority has challenged the deduction of certain hedge losses, with tax and penalties amounting to $3m (Jun 2022: $6m; Dec 2022: $4m). Management has appealed this matter which has been heard by the Tax Court, with final evidence submitted in 2017. The matter is pending and judgement is expected in the next 24 months as at 30 June 2023. Management is of the opinion that the hedge losses were claimed correctly and no provision has therefore been made.

Brazil - AGA Mineração and Serra Grande
The Brazil Tax Authority has challenged various aspects of the companies’ tax returns for periods from 2005 to 2016 which individually and in aggregate are not considered to be material. Based on engagement with the Brazil Tax Authority, certain amounts have been allowed and assessments reduced, whilst objections have been lodged against the remainder of the findings. In December 2019, Serra Grande received a tax assessment of $26m (Jun 2022: $22m; Dec 2022: $23m) relating to the amortisation of goodwill on the acquisition of mining interests, which is permitted as a tax deduction when the acquirer is a domiciled entity. Management is of the opinion that the Brazil Tax Authority is unlikely to succeed in this matter. This is supported by external legal advice and therefore no provision has been made.

Colombia - La Colosa and Gramalote
The tax treatment of exploration expenditure has been challenged by the Colombian Tax Authority which resulted in claims for taxes and penalties of $10m (Jun 2022: $74m; Dec 2022: $42m) pertaining to the 2010 to 2014 tax years.

These assessments were appealed in 2016 (in the case of La Colosa) and resulted in adverse judgements in the Administrative Court of Cundinamarca in 2018, which were subsequently appealed by AngloGold Ashanti. The deduction of exploration costs is prohibited from 2017 onwards following a change in legislation. Subsequent to this date, exploration costs have been treated in accordance with the amended legislation. In July 2019, the Supreme Administrative Court issued a ruling that duplicate penalties may not be charged. The impact of the ruling is that certain penalties were waived.

During November 2022, the Supreme Administrative Court issued final rulings on the tax treatment of exploration expenditure pertaining to the 2010 and 2011 tax years and partially allowed the tax claims against AngloGold Ashanti as submitted. The rulings, which included tax and interest, cannot be appealed and resulted in tax liabilities of $34m provided for in 2022. However, the Supreme Administrative Court fully waived penalties related to the 2010 and 2011 tax years. A revised tax reform was adopted in December 2022 in Colombia, which may lead to a reduction of interest charged on outstanding tax obligations in certain circumstances. In February 2023, the Company paid $25m (which includes interest), after taking into account a reduction of $6m in interest under the tax reform, in full settlement of the 2011 income and equity tax claims. In April 2023, the Company paid $3m (which includes interest), in full settlement of the 2010 income tax claim. The Company’s lawsuits with respect to its 2013 and 2014 tax returns are still pending before the Administrative Court of Cundinamarca. Penalties of $10m (Jun 2022: $9m; Dec 2022: $8m) pertaining to the 2013 and 2014 tax years were not recognised as a provision and are considered to be contingent, awaiting judgement from the Courts.

Guinea - Siguiri
The Guinea Tax Authority has challenged certain aspects of Société AngloGold Ashanti de Guinée S.A.’s tax return for the 2010 year of assessment totalling $8m (attributable) (Jun 2022: $8m (attributable); Dec 2022: $8m (attributable)). Management has objected to the assessment. However, provision has been made for a portion of the total claims amounting to $2m (attributable) (Jun 2022: $2m (attributable); Dec 2022: $2m (attributable)). A meeting was held in February 2022 under the Minister of Budget Tax advisor’s chairmanship, calling for the formation of a tripartite committee to review the claim and resolve the issue. Members from government were appointed to the committee, but no meetings have been held to date.

Mali - Yatela and AGA Mali Services
The Mali Tax Authority has challenged various aspects of Société des Mines de Yatela S.A. and Société AngloGold Ashanti Mali S.A.’s tax returns for periods of 2012 to 2019 totalling $3m (attributable) (Jun 2022: $4m (attributable); Dec 2022: $4m (attributable)). Management is of the opinion that the Mali Tax Authority is unlikely to succeed in the tax matters and therefore no provision has been made.

Tanzania - Geita Gold Mine
The Tanzania Revenue Authority has raised audit findings on various tax matters for years from 2009 to 2021 amounting to $338m (Jun 2022: $312m; Dec 2022: $318m). In addition, the Tanzania Revenue Authority has issued Agency Notices on various local bank accounts of the Company in Tanzania, enforcing payments from those bank accounts, despite the matters being on appeal. In order to continue operating its bank accounts and to not impact operations, Geita made payments under protest for which a receivable of $24m (Jun 2022: $25m; Dec 2022: $24m) was raised. Management has objected and appealed through various levels of the administrative processes. Management has obtained external legal advice and is of the opinion that the claims of the Tanzania Revenue Authority are unlikely to succeed.

In addition, it should be noted that amendments passed to Tanzanian legislation in 2017 amended the 2010 Mining Act and new Finance Act. Effective from 1 July 2017, the gold mining royalty rate increased to 6% (from 4%) and further a 1% clearing fee on the value of all
6    Taxation (continued)

minerals exported was imposed. The group has been paying the higher royalty and clearing fees since this date, under protest, and is of the view that this is in contravention of its Mining Development Agreement.